AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 75.6%
Affiliated Mutual Funds — 24.3%
AST High Yield Portfolio*	290,714	$3,587,411
AST Prudential Core Bond Portfolio*	1,625,133	22,670,600
AST QMA US Equity Alpha Portfolio*	80,059	3,334,471
PGIM Select Real Estate Fund	224,322	3,230,239

Total Affiliated Mutual Funds (cost $27,577,871)(wd)		32,822,721
Common Stocks — 21.3%
Aerospace & Defense — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	19,746	33,568
Air Freight & Logistics — 0.8%
Deutsche Post AG (Germany)	8,308	522,451
DSV A/S (Denmark)	2,446	585,856
		1,108,307
Auto Components — 0.0%
Hankook Tire & Technology Co. Ltd. (South Korea)	429	15,511
Automobiles — 0.1%
Ford Otomotiv Sanayi A/S (Turkey)	3,382	63,441
Banks — 1.4%
Banco do Brasil SA (Brazil)	12,700	67,631
Bank of Communications Co. Ltd. (China) (Class H Stock)	103,000	60,941
Bank of Montreal (Canada)	700	69,884
Bank of Nova Scotia (The) (Canada)	2,400	147,721
Canadian Imperial Bank of Commerce (Canada)	1,400	155,850
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	58,000	21,073
DBS Group Holdings Ltd. (Singapore)	3,100	68,600
Hana Financial Group, Inc. (South Korea)	11,940	463,317
Industrial Bank of Korea (South Korea)	7,001	61,714
KB Financial Group, Inc. (South Korea)	1,527	71,218
National Bank of Canada (Canada)	1,200	92,165
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,700	64,646
Royal Bank of Canada (Canada)	1,400	139,304
Shinhan Financial Group Co. Ltd. (South Korea)	2,041	69,053
Toronto-Dominion Bank (The) (Canada)	2,300	152,262
Turkiye Garanti Bankasi A/S (Turkey)	18,357	19,045
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	6,245	3,638
United Overseas Bank Ltd. (Singapore)	3,552	67,045
Woori Financial Group, Inc. (South Korea)	14,591	142,655
		1,937,762
Beverages — 0.1%
Ambev SA (Brazil)	20,700	58,271
Coca-Cola HBC AG (Russia)*	1,853	59,556
		117,827
	Shares	Value

Common Stocks (continued)
Building Products — 0.2%
Geberit AG (Switzerland)	348	$256,044
Capital Markets — 0.9%
Credit Suisse Group AG (Switzerland)	14,339	142,544
Hargreaves Lansdown PLC (United Kingdom)	1,872	36,003
Korea Investment Holdings Co. Ltd. (South Korea)	1,206	86,872
Meritz Securities Co. Ltd. (South Korea)	36,376	150,728
Mirae Asset Securities Co. Ltd. (South Korea)	20,276	146,384
NH Investment & Securities Co. Ltd. (South Korea)	13,414	144,338
Nomura Holdings, Inc. (Japan)	10,600	51,942
Partners Group Holding AG (Switzerland)	53	82,860
Samsung Securities Co. Ltd. (South Korea)	3,776	150,879
Singapore Exchange Ltd. (Singapore)	17,500	127,651
UBS Group AG (Switzerland)	4,288	68,765
		1,188,966
Chemicals — 0.2%
PhosAgro PJSC (Russia), GDR	3,731	83,430
Yara International ASA (Brazil)	3,215	159,451
		242,881
Communications Equipment — 0.0%
Accton Technology Corp. (Taiwan)	6,000	56,562
Construction Materials — 0.1%
James Hardie Industries PLC, CDI	1,997	71,759
Containers & Packaging — 0.1%
Klabin SA (Brazil), UTS*	16,000	70,925
Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	11,184
ORIX Corp. (Japan)	2,700	50,308
		61,492
Diversified Telecommunication Services — 0.5%
Nippon Telegraph & Telephone Corp. (Japan)	21,100	583,118
Proximus SADP (Belgium)	1,939	38,546
Telenor ASA (Norway)	3,652	61,550
		683,214
Electric Utilities — 1.0%
Centrais Eletricas Brasileiras SA (Brazil)	14,700	103,412
CPFL Energia SA (Brazil)	29,000	143,675
Endesa SA (Spain)	1,710	34,480
Enel SpA (Italy)	6,749	51,978
Energisa SA (Brazil), UTS	22,900	185,151
Equatorial Energia SA (Brazil)	14,900	69,387
Fortum OYJ (Finland)	19,861	603,548
Iberdrola SA (Spain)	5,080	50,990
A1

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Red Electrica Corp. SA (Spain)	3,173	$63,613
		1,306,234
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	16,242	543,762
Electronic Equipment, Instruments & Components — 0.5%
AU Optronics Corp. (Taiwan)	106,000	66,549
Delta Electronics, Inc. (Taiwan)	7,000	62,897
Foxconn Technology Co. Ltd. (Taiwan)	17,000	42,549
Hon Hai Precision Industry Co. Ltd. (Taiwan)	25,000	93,341
Innolux Corp. (Taiwan)	164,000	99,337
Synnex Technology International Corp. (Taiwan)	68,000	126,558
WPG Holdings Ltd. (Taiwan)	39,000	67,681
Zhen Ding Technology Holding Ltd. (Taiwan)	19,000	66,910
		625,822
Entertainment — 0.5%
Capcom Co. Ltd. (Japan)	1,200	32,986
CD Projekt SA (Poland)	3,217	154,808
Nintendo Co. Ltd. (Japan)	100	48,348
Ubisoft Entertainment SA (France)*	647	38,837
Universal Music Group NV (Netherlands)*(a)	14,353	384,305
		659,284
Equity Real Estate Investment Trusts (REITs) — 0.0%
Covivio (France)	53	4,462
Gecina SA (France)	46	6,201
		10,663
Food & Staples Retailing — 1.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	2,000	76,520
BIM Birlesik Magazalar A/S (Turkey)	2,037	14,624
Cencosud SA (Chile)	8,712	16,859
Empire Co. Ltd. (Canada) (Class A Stock)	3,100	94,473
Etablissements Franz Colruyt NV (Belgium)	164	8,389
George Weston Ltd. (Canada)	1,200	129,436
Jeronimo Martins SGPS SA (Portugal)	2,594	51,116
Koninklijke Ahold Delhaize NV (Netherlands)	18,068	600,891
Loblaw Cos. Ltd. (Canada)	3,900	267,636
Metro, Inc. (Canada)	1,400	68,408
		1,328,352
Food Products — 0.3%
JBS SA	52,600	357,186
Nestle Malaysia Bhd (Malaysia)	900	28,570
		385,756
Gas Utilities — 0.0%
Naturgy Energy Group SA (Spain)	2,383	60,033
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies — 0.4%
Coloplast A/S (Denmark) (Class B Stock)	415	$64,906
GN Store Nord A/S (Denmark)	270	18,657
Hartalega Holdings Bhd (Malaysia)	40,600	59,585
Hoya Corp. (Japan)	400	62,445
Kossan Rubber Industries (Malaysia)	78,400	43,224
Sri Trang Gloves Thailand PCL (Thailand)	50,900	46,950
Supermax Corp. Bhd (Malaysia)	56,733	32,419
Top Glove Corp. Bhd (Malaysia)	261,900	180,703
		508,889
Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	917	53,466
Nien Made Enterprise Co. Ltd. (Taiwan)	6,000	84,998
Persimmon PLC (United Kingdom)	1,323	47,614
		186,078
Independent Power & Renewable Electricity Producers — 0.1%
China Power International Development Ltd. (China)	123,000	65,274
Engie Brasil Energia SA (Brazil)	9,000	62,008
		127,282
Industrial Conglomerates — 0.2%
CITIC Ltd. (China)	14,000	14,776
CJ Corp. (South Korea)	480	39,754
CK Hutchison Holdings Ltd. (United Kingdom)	8,500	56,602
Jardine Matheson Holdings Ltd. (Hong Kong)	1,200	63,203
KOC Holding A/S (Turkey)	29,526	74,984
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	74,097	68,223
		317,542
Insurance — 1.0%
Aegon NV (Netherlands)	13,564	69,948
Ageas SA/NV (Belgium)	3,083	153,270
Assicurazioni Generali SpA (Italy)	3,428	72,387
DB Insurance Co. Ltd. (South Korea)	1,593	85,150
Direct Line Insurance Group PLC (United Kingdom)	15,032	58,500
Fairfax Financial Holdings Ltd. (Canada)	300	121,106
Great-West Lifeco, Inc. (Canada)	2,700	82,155
iA Financial Corp., Inc. (Canada)	1,400	79,428
Intact Financial Corp. (Canada)	600	79,337
Japan Post Insurance Co. Ltd. (Japan)	1,300	23,632
Manulife Financial Corp. (Canada)	3,800	73,144
NN Group NV (Netherlands)	2,642	138,014
Poste Italiane SpA (Italy), 144A	5,115	70,301
Power Corp. of Canada (Canada)	5,100	168,108
SCOR SE (France)	1,190	34,391

A2

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Sun Life Financial, Inc. (Canada)	1,200	$61,772
		1,370,643
IT Services — 2.0%
Atos SE (France)	822	43,769
Capgemini SE (France)	341	70,857
Fujitsu Ltd. (Japan)	800	145,104
HCL Technologies Ltd. (India)	31,178	536,100
Infosys Ltd. (India)	2,827	63,529
Itochu Techno-Solutions Corp. (Japan)	2,100	68,408
Larsen & Toubro Infotech Ltd. (India), 144A	2,024	156,929
NEC Corp. (Japan)	1,400	75,874
Nomura Research Institute Ltd. (Japan)	6,300	232,417
NTT Data Corp. (Japan)	4,300	83,124
Obic Co. Ltd. (Japan)	200	38,059
Otsuka Corp. (Japan)	1,300	66,660
SCSK Corp. (Japan)	1,800	38,073
Tata Consultancy Services Ltd. (India)	4,286	217,476
Tech Mahindra Ltd. (India)	23,074	427,455
TIS, Inc. (Japan)	1,700	46,324
Wipro Ltd. (India)	39,434	335,954
		2,646,112
Life Sciences Tools & Services — 0.1%
Divi’s Laboratories Ltd. (India)	1,327	85,709
Sartorius Stedim Biotech (France)	123	68,901
		154,610
Machinery — 0.1%
Epiroc AB (Sweden) (Class B Stock)	243	4,311
Kone OYJ (Finland) (Class B Stock)	235	16,500
Schindler Holding AG (Switzerland)	245	63,200
Schindler Holding AG (Switzerland) (Part. Cert.)	237	63,694
		147,705
Marine — 0.7%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	62	159,450
AP Moller - Maersk A/S (Denmark) (Class B Stock)	143	386,157
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	17,000	75,776
Wan Hai Lines Ltd. (Taiwan)	46,600	338,703
Yang Ming Marine Transport Corp. (Taiwan)*	9,000	38,062
		998,148
Media — 0.2%
CyberAgent, Inc. (Japan)	900	17,335
Publicis Groupe SA (France)	1,611	108,319
Vivendi SE (France)	14,353	180,394
		306,048
	Shares	Value

Common Stocks (continued)
Metals & Mining — 2.3%
African Rainbow Minerals Ltd. (South Africa)	1,253	$15,771
Alrosa PJSC (Russia)	83,830	153,198
ArcelorMittal SA (Luxembourg)	2,366	71,741
BHP Group Ltd. (Australia)	2,190	59,355
BHP Group PLC (Australia)	2,590	65,408
BlueScope Steel Ltd. (Australia)	6,513	96,052
Cia Siderurgica Nacional SA (Brazil)	13,100	69,232
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	68,777	128,452
Evolution Mining Ltd. (Australia)	8,569	21,736
Evraz PLC (Russia)	28,048	222,847
Fortescue Metals Group Ltd. (Australia)	32,391	348,694
Impala Platinum Holdings Ltd. (South Africa)	3,604	40,855
Kumba Iron Ore Ltd. (South Africa)	1,841	60,322
MMC Norilsk Nickel PJSC (Russia)	929	277,467
Newcrest Mining Ltd. (Australia)	2,093	34,392
Norsk Hydro ASA (Norway)	9,179	68,901
Novolipetsk Steel PJSC (Russia)	70,890	211,600
Polyus PJSC (Russia)	734	120,546
Rio Tinto Ltd. (Australia)	1,682	121,207
Rio Tinto PLC (Australia)	2,089	137,555
Severstal PAO (Russia)	24,728	516,634
South32 Ltd. (Australia)	28,404	72,046
Vale SA (Brazil)	13,100	182,461
		3,096,472
Multiline Retail — 0.1%
Wesfarmers Ltd. (Australia)	3,034	121,246
Oil, Gas & Consumable Fuels — 0.6%
BP PLC (United Kingdom)	11,963	54,152
ENEOS Holdings, Inc. (Japan)	36,600	149,003
Equinor ASA (Norway)	2,989	75,906
Idemitsu Kosan Co. Ltd. (Japan)	2,700	71,124
Inpex Corp. (Japan)	8,900	69,607
OMV AG (Austria)	1,199	71,673
Petroleo Brasileiro SA (Brazil)	14,000	72,111
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	3,289	72,447
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,475	76,106
TotalEnergies SE (France)	1,496	71,379
		783,508
Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	4,800	47,597
Pharmaceuticals — 0.9%
AstraZeneca PLC (United Kingdom)	662	79,461
Cipla Ltd. (India)	5,242	69,398
Dr. Reddy’s Laboratories Ltd. (India)	1,060	69,651
GlaxoSmithKline PLC (United Kingdom)	5,083	95,739
Hikma Pharmaceuticals PLC (Jordan)	4,339	142,546
Ipca Laboratories Ltd. (India)	2,108	68,499
Ipsen SA (France)	677	64,716
Novartis AG (Switzerland)	756	61,914

A3

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	1,453	$140,210
Orion OYJ (Finland) (Class B Stock)	2,133	84,621
Richter Gedeon Nyrt (Hungary)	2,330	63,720
Roche Holding AG (Switzerland)	191	69,830
Sun Pharmaceutical Industries Ltd. (India)	7,508	82,703
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	6,307	61,430
Torrent Pharmaceuticals Ltd. (India)	1,194	49,589
		1,204,027
Professional Services — 0.7%
Randstad NV (Netherlands)	8,700	582,698
Wolters Kluwer NV (Netherlands)	3,621	383,804
		966,502
Real Estate Management & Development — 0.7%
Agile Group Holdings Ltd. (China)	80,000	74,863
Aldar Properties PJSC (United Arab Emirates)	58,840	65,207
China Aoyuan Group Ltd. (China)	6,000	3,156
China Overseas Land & Investment Ltd. (China)	24,500	55,404
CK Asset Holdings Ltd. (Hong Kong)	9,000	51,888
Emaar Properties PJSC (United Arab Emirates)	55,684	61,619
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	38,800	29,859
Hang Lung Properties Ltd. (Hong Kong)	15,000	34,173
Henderson Land Development Co. Ltd. (Hong Kong)	6,900	26,373
Hongkong Land Holdings Ltd. (Hong Kong)	2,700	12,923
Hopson Development Holdings Ltd. (China)	9,000	32,090
Kaisa Group Holdings Ltd. (China)*	116,000	31,685
KWG Group Holdings Ltd. (China)	63,500	62,281
Logan Group Co. Ltd. (China)	39,000	40,714
New World Development Co. Ltd. (Hong Kong)	5,000	20,303
Sino Land Co. Ltd. (Hong Kong)	8,000	10,694
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	24,911
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	124,489
Swire Properties Ltd. (Hong Kong)	8,400	21,074
Wharf Holdings Ltd. (The) (China)	13,000	42,982
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	15,000	77,062
Yuexiu Property Co. Ltd. (China)	18,400	17,281
		921,031
Semiconductors & Semiconductor Equipment — 1.0%
ASE Technology Holding Co. Ltd. (Taiwan)	17,000	65,624
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Disco Corp. (Japan)	100	$27,931
Globalwafers Co. Ltd. (Taiwan)	2,000	56,477
MediaTek, Inc. (Taiwan)	2,000	64,900
Nanya Technology Corp. (Taiwan)	18,000	42,035
Novatek Microelectronics Corp. (Taiwan)	14,000	204,625
Phison Electronics Corp. (Taiwan)	4,000	53,615
Powertech Technology, Inc. (Taiwan)	30,000	111,821
Realtek Semiconductor Corp. (Taiwan)	7,000	124,149
SK Hynix, Inc. (South Korea)	1,353	115,539
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7,000	144,475
Tokyo Electron Ltd. (Japan)	100	44,462
United Microelectronics Corp. (Taiwan)	34,000	77,279
Vanguard International Semiconductor Corp. (Taiwan)	26,000	140,901
Win Semiconductors Corp. (Taiwan)	5,000	55,246
		1,329,079
Software — 0.1%
Nemetschek SE (Germany)	277	29,012
Oracle Corp. (Japan)	500	43,755
Trend Micro, Inc. (Japan)	1,300	72,374
		145,141
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	57,915	65,601
Industria de Diseno Textil SA (Spain)	1,646	60,450
Kingfisher PLC (United Kingdom)	13,583	61,480
Mr. Price Group Ltd. (South Africa)	4,271	57,190
		244,721
Technology Hardware, Storage & Peripherals — 0.6%
Acer, Inc. (Taiwan)	75,000	66,383
Advantech Co. Ltd. (Taiwan)	4,798	62,352
Asustek Computer, Inc. (Taiwan)	14,000	163,022
Catcher Technology Co. Ltd. (Taiwan)	10,000	59,877
Compal Electronics, Inc. (Taiwan)	84,000	70,804
Inventec Corp. (Taiwan)	75,000	69,222
Lite-On Technology Corp. (Taiwan)	59,000	131,282
Micro-Star International Co. Ltd. (Taiwan)	14,000	64,438
Pegatron Corp. (Taiwan)	25,000	59,830
Quanta Computer, Inc. (Taiwan)	20,000	55,361
Wistron Corp. (Taiwan)	61,000	60,035
		862,606
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	2,587	63,231
Feng TAY Enterprise Co. Ltd. (Taiwan)	7,200	55,219
Pou Chen Corp. (Taiwan)	83,000	100,093
Swatch Group AG (The) (Switzerland)	237	62,113
		280,656

A4

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	1,253	$43,946
Imperial Brands PLC (United Kingdom)	2,824	59,316
Swedish Match AB (Sweden)	16,133	141,289
		244,551
Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	1,900	55,396
Marubeni Corp. (Japan)	5,800	47,678
		103,074
Transportation Infrastructure — 0.0%
International Container Terminal Services, Inc. (Philippines)	6,100	23,275
Taiwan High Speed Rail Corp. (Taiwan)	21,000	22,276
		45,551
Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	21,800	154,080
Wireless Telecommunication Services — 0.5%
KDDI Corp. (Japan)	3,900	128,689
SoftBank Corp. (Japan)	26,100	354,157
SoftBank Group Corp. (Japan)	1,200	69,200
Turkcell Iletisim Hizmetleri A/S (Turkey)	26,606	45,743
Vodacom Group Ltd. (South Africa)	7,481	71,593
		669,382

Total Common Stocks (cost $25,769,846)		28,810,446
Exchange-Traded Funds — 29.2%
Financial Select Sector SPDR Fund	7,800	292,734
Invesco DB Base Metals Fund*	32,500	672,750
Invesco QQQ Trust Series 1	12,260	4,388,589
iShares 10-20 Year Treasury Bond ETF	1,500	220,605
iShares 1-3 Year Treasury Bond ETF	18,400	1,585,160
iShares 20+ Year Treasury Bond ETF	4,300	620,576
iShares 3-7 Year Treasury Bond ETF	14,270	1,857,526
iShares 7-10 Year Treasury Bond ETF	3,750	432,075
iShares Core S&P 500 ETF	17,900	7,711,678
iShares Core U.S. Aggregate Bond ETF	102,300	11,747,109
iShares MSCI EAFE ETF	48,000	3,744,480
iShares Russell 2000 ETF	20,600	4,506,250
Materials Select Sector SPDR Fund	2,300	181,953
SPDR S&P Biotech ETF	3,100	389,701
Technology Select Sector SPDR Fund	4,600	686,872
Vanguard FTSE Europe ETF	7,200	472,392

Total Exchange-Traded Funds (cost $34,367,339)		39,510,450
Preferred Stocks — 0.8%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	433	34,544
	Shares	Value

Preferred Stocks (continued)
Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)*	6,300	$68,648
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	36,900	262,770
Cia Energetica de Minas Gerais (Brazil) (PRFC)	100,369	258,030
Cia Paranaense de Energia (Brazil) (PRFC B)	222,500	298,669
		819,469
Metals & Mining — 0.1%
Bradespar SA (Brazil) (PRFC)	6,776	64,702
Gerdau SA (Brazil) (PRFC)	12,800	63,698
		128,400
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	14,400	71,924

Total Preferred Stocks (cost $1,068,105)		1,122,985

Total Long-Term Investments (cost $88,783,161)		102,266,602
Short-Term Investments — 24.8%
Affiliated Mutual Funds — 23.3%
PGIM Core Ultra Short Bond Fund(wd)	31,043,815	31,043,815
PGIM Institutional Money Market Fund (cost $383,533; includes $383,520 of cash collateral for securities on loan)(b)(wd)	383,763	383,533

Total Affiliated Mutual Funds (cost $31,427,348)		31,427,348

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 1.5%
U.S. Treasury Bills
0.035%	12/09/21	2,050	2,049,888
(cost $2,049,862)

Total Short-Term Investments (cost $33,477,210)				33,477,236

TOTAL INVESTMENTS—100.4% (cost $122,260,371)				135,743,838

Liabilities in excess of other assets(z) — (0.4)%				(568,854)

Net Assets — 100.0%				$135,174,984

A5

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CAC40	French Stock Market Index
CDI	Chess Depository Interest
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $364,332; cash collateral of $383,520 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	CAC40 10 Euro	Oct. 2021	$453,008	$(10,154)
2	DAX Index	Dec. 2021	885,442	(19,351)
6	Mini MSCI EAFE Index	Dec. 2021	680,100	(32,356)
1	Mini MSCI Emerging Markets Index	Dec. 2021	62,280	(2,677)
132	S&P 500 E-Mini Index	Dec. 2021	28,365,150	(996,871)
				$(1,061,409)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6